Shareholders' Equity (Details) - USD ($)																					12 Months Ended
		Sep. 16, 2026	Sep. 14, 2026	Sep. 09, 2026	Aug. 05, 2026	Jun. 05, 2026	Apr. 17, 2026	Apr. 16, 2026	Apr. 15, 2026	Apr. 14, 2026	Apr. 13, 2026	Feb. 03, 2026	Jan. 12, 2026	Dec. 15, 2025	Dec. 01, 2025	Sep. 10, 2025	Sep. 04, 2025	Aug. 20, 2025	Mar. 31, 2025	Apr. 15, 2024	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Sep. 05, 2026	Jul. 06, 2026	Jan. 26, 2026
Shareholders’ Equity [Line Items]
Increase in authorized share capital (in Dollars)						$ 250,000,000																				$ 100,000
Number of outstanding warrants																					134
Proceeds from Issuance of Private Placement																					$ 405,245	$ 1,350,000	$ 1,649,985
Net proceeds																					2,500,256
Loss on termination of convertible note																					1,781,591
Payment for aggregate payoff amount																					1,901,394
Issuance of commitment shares and pre-delivery shares for convertible note																					$ 2,000,256
Recapitalization [Member]
Shareholders’ Equity [Line Items]
Shares issued																				25,000,001
Warrant [Member]
Shareholders’ Equity [Line Items]
Fair value of warrants (in Dollars)																			$ 386,644
Issuance for convertible notes [Member]
Shareholders’ Equity [Line Items]
Original issue discount																$ 40,000
Net proceeds													$ 500,000			2,000,000
Principal amount																540,000
Issuance of commitment shares and pre-delivery shares for convertible note																	$ 10,000,000
Purchase Agreement [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)																	$ 0.0625
Original issue discount													40,000				$ 160,000
Net proceeds													500,000			$ 2,000,000
Principal amount													$ 540,000				2,175,000
Issuance of commitment shares and pre-delivery shares for convertible note																	10,000,000
Purchase Agreement [Member] | Issuance for convertible notes [Member]
Shareholders’ Equity [Line Items]
Original issue discount																	160,000
Transaction expense																	15,000
Principal amount																	$ 2,175,000
Ordinary Shares [Member] | Recapitalization [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued																				238,334
Ordinary shares, shares outstanding																				238,334
Kingswood Capital Partners, LLC [Member]
Shareholders’ Equity [Line Items]
Warrants issued																			134
Kingswood Capital Partners, LLC [Member] | Warrant [Member]
Shareholders’ Equity [Line Items]
Warrants exercise																			$ 5,250
Streeterville Capital [Member] | Issuance for convertible notes [Member]
Shareholders’ Equity [Line Items]
Shares issued																	137
Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Warrants exercise																									$ 21.725
Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized	[1]																				20,000,000,000	20,000,000,000
Ordinary shares, par value (in Dollars per share)	[1]																				$ 0.0025	$ 0.0025
Ordinary shares, shares issued	[1]																				206,598	206,598
Ordinary shares, shares outstanding	[1]																				206,598	206,598
Voting rights																					100
Class B Ordinary Shares [Member] | Recapitalization [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued																				206,598
Ordinary shares, shares outstanding																				206,598
Class B Ordinary Shares [Member] | Chief Executive Officer [Member]
Shareholders’ Equity [Line Items]
Re-designation of issued ordinary shares																										206,598
Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Shares issued	[2]
Issuance of commitment shares and pre-delivery shares for convertible note	[2]
Class B Ordinary Shares [Member] | Minimum [Member]
Shareholders’ Equity [Line Items]
Voting rights						30
Class B Ordinary Shares [Member] | Maximum [Member]
Shareholders’ Equity [Line Items]
Voting rights						100
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized	[1]																				3,200,000,000	3,200,000,000
Ordinary shares, par value (in Dollars per share)	[1]																				$ 0.0625	$ 0.0625
Ordinary shares, shares issued	[1]																				57,510	34,416
Ordinary shares, shares outstanding	[1]																				57,510	34,416
Voting rights																					one
Class A Ordinary Shares [Member] | Recapitalization [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued																				31,736
Ordinary shares, shares outstanding																				31,736
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Shares issued	[2]																				4,225
Issuance of commitment shares and pre-delivery shares for convertible note	[2]																				$ 264
Class A Ordinary Shares [Member] | Kingswood Capital Partners, LLC [Member]
Shareholders’ Equity [Line Items]
Warrants issued																			1
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Shares issued		203,502	203,502	5,087,548	640,000
Ordinary shares, shares issued																								1
Ordinary shares, shares outstanding																								1
Class A Ordinary Shares [Member] | Minimum [Member] | Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized																								3,200,000,000
Ordinary shares, par value (in Dollars per share)																								$ 0.0025
Ordinary shares, shares issued																								1,252,052
Ordinary shares, shares outstanding																								1,252,052
Class A Ordinary Shares [Member] | Maximum [Member] | Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized																								80,000,000,000
Ordinary shares, par value (in Dollars per share)																								$ 0.0625
Ordinary shares, shares issued																								31,301,288
Ordinary shares, shares outstanding																								31,301,288
IPO [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)																		$ 0.0625
IPO [Member] | Ordinary Shares [Member] | Purchase Agreement [Member]
Shareholders’ Equity [Line Items]
Aggregate gross proceeds																		$ 10,000,000
Private Placement [Member]
Shareholders’ Equity [Line Items]
Shares issued															80
Increase decrease commitment amount (in Dollars)																		$ 30,000,000
Consideration amount (in Dollars)															$ 144,427
Incurred offering costs																					27,196
Private Placement [Member] | Purchase Agreement [Member]
Shareholders’ Equity [Line Items]
Proceeds from Issuance of Private Placement																					$ 405,245
Private Placement [Member] | Investor [Member]
Shareholders’ Equity [Line Items]
Subscription price per share															$ 293,750,000
Private Placement [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Shares issued							800	800	1,400	800	800	160		560	640
Subscription price per share							$ 41.75	$ 36.25	$ 40.5	$ 46.5	$ 50.25	$ 110.25		$ 133.75
Consideration amount (in Dollars)							$ 33,327	$ 28,927	$ 56,627	$ 37,127	$ 40,127	$ 17,052		$ 74,827
Private Placement [Member] | Class A Ordinary Shares [Member] | Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Shares issued			31,040
Subscription price per share			$ 10.48
Consideration amount (in Dollars)			$ 325,144
Streeterville Pre-Delivery Shares [Member] | Issuance for convertible notes [Member]
Shareholders’ Equity [Line Items]
pre-delivery shares																	4,088

[1]	Shares and per share data are presented on a retroactive basis to reflect the recapitalization and share consolidations as described in Note 13.
[2]	Shares and per share data are presented on a retroactive basis to reflect the recapitalization and share consolidations as described in Note 13.